COMMON STOCK (Details Narrative) - USD ($)			3 Months Ended			12 Months Ended
	Dec. 07, 2020	Jun. 05, 2020	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	May 31, 2021	Mar. 31, 2021	Apr. 07, 2020	Apr. 06, 2020	Jan. 30, 2020	Aug. 08, 2019	Mar. 08, 2017
Common stock shares issued for services, shares						43,169
Additional paid-in capital			$ 57,041,272		$ 52,693,974	$ 57,041,272	$ 52,693,974
Debt conversion, converted instrument, shares issued						45,268
Gain on loan extinguishment	$ 42,000		$ 0	$ 0	$ 0	$ 0	(224,166)
Common stock shares issued						$ 145,805	$ 0
Debt instrument, convertible, conversion price								$ 3	$ 3	$ 4.9	$ 3.326	$ 3.326		$ 3.326
Number of warrants outstanding			144,317		144,317	144,317	144,317						144,317
Lease Agreement [Member]
Debt Conversion, Converted Instrument, Amount						$ 49,600
Debt conversion, converted instrument, shares issued						16,000
Agreement Expiring date						February 2022
Convertible promissory note agreement [Member]
Debt conversion price description							debt from $0.1530 to $0.13304 per share
Gain on loan extinguishment							$ 273,462
Common stock shares issued to option exercised							454,097
Reduction in related party debt					$ 65,728		$ 65,728
Number of warrants outstanding					454,097		454,097
Asset Purchase Agreement [Member] | IDTEC [Member]
Common stock, shares issued upon assets purchase		12,000,000				12,000,000	12,000,000
Fair value of the common shares							$ 27,120,000
Convertible notes, conversion price			$ 0.50			$ 0.50
Compensation [Member]
Common stock shares issued for services, shares							1,025
Convertible notes, conversion price					$ 20.29		$ 20.29
Series A-1 Convertible Preferred stock [Member]
Common stock shares issued for services, shares							43,169
Debt Conversion, Converted Instrument, Amount						$ 107,880	$ 107,880
Convertible preferred stock converted	2,700,000
Common stock subscriptions payable					43,169		43,169
Consulting Services [Member]
Common stock shares issued for services, shares						104,418
Common stock shares issued for services, value						$ 145,805
Non-Related Party Two [Member]
Debt Conversion, Converted Instrument, Amount							$ 1,551,514
Debt conversion, converted instrument, shares issued							3,103,028
Debt instrument, convertible, conversion price					$ 0.50		$ 0.50
Non-Related Party One [Member]
Debt Conversion, Converted Instrument, Amount							$ 65,391
Debt conversion, converted instrument, shares issued							70,448
Gain on loan extinguishment							$ 41,665
Debt instrument, convertible, conversion price					$ 3.326		$ 3.326
Stock Option [Member]
Exercise price			0.26342			$ 0.26342
Common stock shares issued						$ 73,106
IDTEC [Member]
Common stock shares issued for services, shares						176,938
Debt conversion, converted instrument, shares issued						12,000,000
Exercise price			$ 0.50			$ 0.50
Related Party Two [Member]
Additional paid-in capital					$ 124,291		$ 124,291
Debt Conversion, Converted Instrument, Amount							$ 622,004
Debt conversion, converted instrument, shares issued							648,739
Debt conversion price description							debt from $0.9146 to $3.326 per share
Gain on loan extinguishment							$ 143,660
Related Party One [Member]
Additional paid-in capital					$ 272,299		272,299
Debt Conversion, Converted Instrument, Amount							$ 852,196
Debt conversion, converted instrument, shares issued							260,150
Accrued expenses per share							related party payables from $1.115 to $3.326 per share
Related Party [Member]
Debt Conversion, Converted Instrument, Amount							$ 266,000
Debt conversion, converted instrument, shares issued							159,395
Gain on loan extinguishment							$ 62,000
Accrued expenses per share							accrued expenses from $0.5821 to $3.326 per share
Kevin Moore [Member] | Employment Agreement [Member]
Common stock shares issued for services, shares							72,159